CASH, CASH EQUIVALENTS, RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents (i):
Cash	¥ 7,342,872		¥ 10,469,689
Cash equivalents	430,310		973,276
Restricted cash (ii):
Current	8,170,605	$ 1,168,381	8,858,449	$ 1,266,741	¥ 6,222,745	¥ 6,181,057
Total cash, cash equivalents and restricted cash	¥ 15,943,787	$ 2,279,931	¥ 20,301,414	$ 2,903,063	¥ 25,857,461	¥ 25,594,259
Weighted average interest rate on cash equivalent	3.50%	3.50%	4.00%	4.00%	3.90%
Cash received from the property buyers but not yet been paid to the sellers through the Group's online payment platform, which is placed with banks in escrow accounts
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	55.10%	55.10%	72.00%	72.00%
Security deposits for the Group's guarantee and financing services
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	34.20%	34.20%	27.50%	27.50%
Funds received from pre-sale proceeds of real estate properties under development
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	10.20%	10.20%	0.00%	0.00%
Other miscellaneous restricted cash
Restricted cash (ii):
Proportion of type of restricted cash (as a percent)	0.50%	0.50%	0.50%	0.50%